Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 387,000
Previously Paid Amount	0.00
Total Fee Amount	53.44
Total Offset Amount	0.00
Net Fee	53.44
Narrative - Max Aggregate Offering Price	$ 387,000
Final Prospectus	true